INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income

b.Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$(151,460)	$(85,369)	$(50,679)
Foreign	1,295	1,553	16,766

Loss before taxes on income	$(150,165)	$(83,816)	$(33,913)

Schedule of Deferred Income Taxes

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Net operating loss carryforward	$30,481	$19,362
Capital losses carry-forwards	1	54
Operating lease liabilities	16,495	15,197
Research and development expenses carryforward	1,742	2,093
Share-based compensation	18,242	12,955
Depreciation differences	582	1,082
Accrued employees costs	3,506	1,774
Intra-entity intellectual property transfer(1)	-	1,835
Intangible assets	358	-
Tax advances	4,032	3,353
Other	139	189

Deferred tax assets	75,578	57,894

Deferred tax liabilities:

Convertible notes	$19,415	$8,990
Other financial income	15,343	-
Property and equipment	1,740	299
Operating lease ROU assets	14,999	14,401
Acquired Intangible assets	1,880	1,831
Share-based compensation	-	-
Other	1,574	209

Deferred tax liabilities	$54,951	$25,730

Valuation allowance	(6,797)	(30,470)
Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term receivables	$1,813	$14,730

Long-term liabilities	$15,643	$13,036

F - 49

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

(1)During 2019, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with a subsidiary’s technology platform. This transfer resulted in an income tax expense for US tax purposes of approximately $15,000. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.

Schedule of Income Taxes

d.Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current	$(535)	$3,309	$4,188
Deferred	15,524	(711)	(981)

	$14,989	$2,598	$3,207

Domestic	$16,193	$(1,981)	$1,140
Foreign	(1,205)	4,579	2,067

	$14,989	$2,598	$3,207

Reconciliation of Effective Tax Rate to Statutory Rate

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2020	2019	2018

Loss before taxes on income	$(150,165)	$(83,816)	$(33,913)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	(34,538)	(19,278)	(7,800)

Deferred tax assets for which valuation allowance was provided	29,485	8,749	(1,925)
Non-deductible option expenses	(5,529)	(443)	12,609
Non-deductible expenses	627	2,280	824
Tax adjustment in respect of different tax rate of foreign subsidiary	345	(249)	(1,627)
Preferred enterprise benefits	23,700	9,732	-
Rate change impact	(57)	(93)	(174)
Intra-entity intellectual property transfer	-	196	-
Different tax rate	372	463	-
Foreign tax	-	102	1,182
Other	584	1,139	118
Income tax expense	$14,989	$2,598	$3,207

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2020	2019	2018

Opening balance	$2,030	$334	$1,378
Increases (decrease) related to previous and current year tax positions	(219)	1,696	(1,044)

Closing balance	$1,811	$2,030	$334